Commitment and Contingencies-Narrative (Details) kr in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 05, 2023 NOK (kr)	Mar. 05, 2023 USD ($)	Aug. 31, 2024	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) contract rig	Dec. 31, 2022 USD ($)	Nov. 30, 2015 USD ($) rig
Other Commitments [Line Items]
Contract value deduction percentage								2.00%
Contract value deduction								$ 69
Number of active contracts | contract						3
Number of future contracts | contract						1
Seadrill Serviços de Petróleo Ltda ("Seadrill Brazil") | Tax Year 2009
Other Commitments [Line Items]
Loss contingency, damages sought	$ 65
Seadrill Serviços de Petróleo Ltda ("Seadrill Brazil") | Tax Year 2010
Other Commitments [Line Items]
Loss contingency, damages sought	$ 10
Seadrill Serviços de Petróleo Ltda ("Seadrill Brazil") | Tax Year 2008, 2012, 2016, and 2017
Other Commitments [Line Items]
Loss contingency, damages sought						$ 86
Nigeria
Other Commitments [Line Items]
Number of rigs | rig								3
Sonadrill | Guarantees in favor of customers
Other Commitments [Line Items]
Maximum guarantee						$ 1,100	$ 1,100
Number of rigs | rig						3
Northern Ocean | Guarantees in favor of customers
Other Commitments [Line Items]
Maximum guarantee						$ 100	$ 100
SFL Hercules Ltd
Other Commitments [Line Items]
Loss contingency, damages sought		kr 555	$ 55
SFL Hercules Ltd | Forecast
Other Commitments [Line Items]
Loss contingency, expected trial duration				56 days
Sonadrill fees claimant
Other Commitments [Line Items]
Loss contingency, damages sought					$ 72